Dupree Mutual Funds

125 South Mill Street

Lexington, KY 40502

November 5, 2018

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	Dupree Mutual Funds (the “Registrant”)
Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series
Taxable Municipal Bond Series
Intermediate Government Bond Series

FILE NUMBERS: 2-64233 and 811-2918

CERTIFICATION UNDER RULE 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”) in lieu of filing under paragraph (c), the undersigned hereby certifies on behalf of the Trust that the form of Prospectus and Statement of Additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information, each dated November 1, 2018, contained in Post-Effective Amendment No. 67 to the Trust’s registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 68 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on October 29, 2018.

Very truly yours,

/s/ Allen E. Grimes III
Allen E. Grimes III
President